UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22610

THE HARTFORD ALTERNATIVE STRATEGIES FUND

(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire

Life Law Unit

The Hartford Financial Services Group, Inc.

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (860) 843-9934

Date of fiscal year end: October 31st

Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

SIGNATURES

EXHIBIT LIST

Certifications

Item 1. Schedule of Investments.

The Hartford Alternative Strategies Fund

Schedule of Investments
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 7.0%
		Canada - 0.2%
		Canada (Government of)
CAD	365	5.75%, 06/01/2033	$552

		Germany - 0.0%
		Deutsche Bundesrupblik
EUR	2	0.10%, 04/15/2023 ◄	4

		Israel - 1.7%
		Israel (State of)
ILS	15,365	2.75%, 09/30/2022 ◄	4,592

		Japan - 0.7%
		Japan (Government of)
JPY	145,700	2.50%, 09/20/2037	1,785

		Poland - 1.4%
		Poland (Republic of)
PLN	10,662	3.00%, 08/24/2016 ◄	3,675

		South Africa - 1.2%
		South Africa (Republic of)
ZAR	19,311	5.50%, 12/07/2023 ◄	3,157

		Turkey - 1.7%
		Turkey (Republic of)
TRY	6,649	3.00%, 07/21/2021 ◄	4,408

		United Kingdom - 0.1%
		United Kingdom (Government of)
GBP	205	4.25%, 12/07/2040	380

		Total foreign government obligations
		(cost $16,900)	$18,553

U.S. GOVERNMENT SECURITIES - 17.0%
U.S. Treasury Securities - 17.0%
		U.S. Treasury Bonds - 5.4%
	$2,205	2.13%, 02/15/2041 ◄	$3,330
	2,235	2.38%, 01/15/2025 ◄	3,646
	1,565	3.63%, 04/15/2028 ◄╦	3,480
	1,710	3.88%, 04/15/2029 ◄	3,900
			14,356
		U.S. Treasury Notes - 11.6%
	8,010	0.13%, 04/15/2016 - 01/15/2022 ◄	8,840
	2,620	0.50%, 04/15/2015 ◄	2,928
	3,340	0.63%, 07/15/2021 ◄	3,866
	3,225	1.13%, 01/15/2021 ◄	3,972
	2,405	1.88%, 07/15/2015 ◄	3,128
	2,795	2.00%, 01/15/2016 ◄	3,621
	3,195	2.50%, 07/15/2016 ◄	4,215
			30,570
			44,926
		Total U.S. government securities
		(cost $44,501)	$44,926

Contracts ╬			Market Value ╪
PUT OPTIONS PURCHASED - 0.0%
Equity Contracts - 0.0%
		DAX Option
EUR	1	Expiration: 02/15/2013, Exercise Price: $7,424.23	$20
		S&P 500 Option
	–	Expiration: 02/16/2013, Exercise Price: $1,425.00	$17
			37
		Total put options purchased
		(cost $159)	$37

Shares or Principal Amount ╬			Market Value ╪
EXCHANGE TRADED FUNDS - 3.4%
		Other Investment Pools and Funds - 3.4%
	158	PowerShares DB Gold Fund	$8,995

		Total exchange traded funds
		(cost $9,541)	$8,995

		Total long-term investments
		(cost $71,101)	$72,511

SHORT-TERM INVESTMENTS - 66.7%
Repurchase Agreements - 66.7%
		Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $25,556, collateralized by FHLMC 4.50%, 2039, FNMA 2.40% - 4.00%, 2041 - 2043, value of $26,067)
	$25,556	0.16%, 01/31/2013	$25,556
Bank of Montreal TriParty Repurchase
Agreement (maturing on 02/01/2013
in the amount of $19,021,
collateralized by FHLMC 2.50% -
5.50%, 2019 - 2042, FNMA 0.76% -
6.11%, 2016 - 2037, GNMA 3.50%,
		2042, value of $19,401)
	19,021	0.16%, 01/31/2013	19,021
		Barclays Capital TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $11,423, collateralized by U.S. Treasury Note 0.25%, 2015, value of $11,651)
	11,423	0.13%, 01/31/2013	11,423
		Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $25,497, collateralized by U.S. Treasury Note 0.75% - 4.25%, 2013 - 2016, value of $26,007)
	25,497	0.13%, 01/31/2013	25,497
		Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $17,448, collateralized by FNMA 3.00% - 3.50%, 2032 - 2043, value of $17,797)
	17,448	0.17%, 01/31/2013	17,448

1

The Hartford Alternative Strategies Fund

Schedule of Investments – (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SHORT-TERM INVESTMENTS - 66.7% - (continued)
Repurchase Agreements - 66.7% - (continued)
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $42,648, collateralized by U.S. Treasury Note 0.25% - 3.13%, 2013 - 2022, value of $43,501)
$42,648	0.13%, 01/31/2013		$42,648
	TD Securities TriParty Repurchase Agreement (maturing on 02/01/2013 in the amount of $30,001, collateralized by FHLMC 4.50%, 2041, FNMA 2.50% - 3.50%, 2027 - 2042, value of $30,601)
30,001	0.15%, 01/31/2013		30,001
	UBS Securities, Inc. Repurchase Agreement (maturing on 02/01/2013 in the amount of $485, collateralized by U.S. Treasury Note 0.63%, 2017, value of $497)
485	0.12%, 01/31/2013		485
UBS Securities, Inc. TriParty Repurchase
Agreement (maturing on 02/01/2013 in the
amount of $4,334, collateralized by
FHLMC 3.00% - 4.00%, 2026 - 2042,
FNMA 2.50% - 5.00%, 2027 - 2042, value
	of $4,421)
4,334	0.15%, 01/31/2013		4,334
			176,413
	Total short-term investments
	(cost $176,413)		$176,413

	Total investments
	(cost $247,514) ▲	94.1%	$248,924
	Other assets and liabilities	5.9%	15,528
	Total net assets	100.0%	$264,452

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At January 31, 2013, the cost of securities for federal income tax purposes was $247,391 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,381
Unrealized Depreciation	(848)
Net Unrealized Appreciation	$1,533

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. The Fund has also pledged $2,195 of cash as collateral in connection with swap contracts. Securities valued at $450, held on behalf of the Fund at the custody bank, were received from broker(s) as collateral in connection with swap contracts.

2

The Hartford Alternative Strategies Fund

Schedule of Investments – (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at January 31, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	24	03/15/2013	$3,045	$3,044	$(1)
Canadian Government 10-Year Bond Future	16	03/19/2013	2,177	2,145	(32)
Emerging Markets (mini MSCI) Index Future	108	03/15/2013	5,689	5,788	99
Euro BUXL 30-Year Bond Future	2	03/07/2013	362	358	(4)
Euro-BUND Future	31	03/07/2013	5,972	5,973	1
FTSE/MIB Index Future	24	03/15/2013	2,713	2,844	131
IBEX 35 Index Future	12	02/15/2013	1,393	1,367	(26)
Japan 10-Year Bond Future	2	03/11/2013	3,164	3,156	(8)
Long Gilt Future	15	03/26/2013	2,822	2,768	(54)
NIKKEI 225 Index Future	39	03/07/2013	4,493	4,738	245
S&P 500 (E-Mini) Future	153	03/15/2013	11,047	11,424	377
SGX FTSE China A50 Index Future	162	02/27/2013	1,436	1,459	23
SGX S&P CNX NIFTY Future	113	02/28/2013	1,382	1,373	(9)
Topix Index Future	28	03/07/2013	2,803	2,870	67
U.S. Treasury 30-Year Bond Future	85	03/19/2013	12,155	12,195	40
					$849
Short position contracts:
Australian SPI 200 Index Future	22	03/21/2013	$2,635	$2,779	$(144)
CAC 40 10 EURO Future	37	02/15/2013	1,876	1,875	1
FTSE 100 Index Future	28	03/15/2013	2,749	2,780	(31)
FTSE/JSE Top 40 Index Future	34	03/20/2013	1,320	1,374	(54)
KOSPI 200 Index Future	15	03/14/2013	1,761	1,779	(18)
U.S. Treasury 10-Year Note Future	97	03/19/2013	12,814	12,734	80
U.S. Treasury 5-Year Note Future	118	03/28/2013	14,715	14,601	114
					$(52)
					$797

* The number of contracts does not omit 000's.

Cash of $2,667 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at January 31, 2013.

3

The Hartford Alternative Strategies Fund

Schedule of Investments – (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at January 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	03/20/2013	CBA	$2,620	$2,613	$(7)
AUD	Buy	03/20/2013	UBS	1,310	1,296	(14)
AUD	Sell	03/20/2013	DEUT	3,900	3,908	(8)
BRL	Buy	03/20/2013	UBS	1,296	1,327	31
CAD	Buy	03/20/2013	BCLY	242	239	(3)
CAD	Buy	03/20/2013	BMO	8,093	8,111	18
CAD	Sell	03/20/2013	BCLY	8,216	8,111	105
CAD	Sell	03/20/2013	RBC	833	823	10
CLP	Buy	03/20/2013	BNP	1,311	1,320	9
CLP	Sell	03/20/2013	BOA	1,308	1,320	(12)
EUR	Buy	03/20/2013	BMO	7,546	7,615	69
EUR	Buy	03/20/2013	CSFB	1,213	1,237	24
EUR	Buy	03/20/2013	DEUT	1,994	2,011	17
EUR	Buy	03/20/2013	JPM	13,286	13,378	92
EUR	Sell	03/20/2013	BCLY	20,813	21,353	(540)
EUR	Sell	03/20/2013	GSC	2,641	2,642	(1)
EUR	Sell	02/01/2013	JPM	13,021	13,112	(91)
EUR	Sell	03/20/2013	JPM	2,724	2,767	(43)
EUR	Sell	03/20/2013	UBS	19,767	20,083	(316)
GBP	Sell	03/20/2013	BCLY	416	411	5
GBP	Sell	03/20/2013	JPM	1,301	1,300	1
GBP	Sell	03/20/2013	UBS	2,631	2,600	31
HKD	Sell	03/20/2013	BNP	1,324	1,324	–
INR	Buy	03/20/2013	BCLY	2,669	2,736	67
INR	Buy	03/20/2013	DEUT	3,963	4,005	42
INR	Buy	02/28/2013	JPM	1,331	1,342	11
INR	Buy	03/20/2013	SCB	1,236	1,269	33
INR	Sell	02/28/2013	BCLY	2,628	2,669	(41)
INR	Sell	03/20/2013	BCLY	5,238	5,367	(129)
JPY	Buy	03/21/2013	BCLY	6,562	6,410	(152)
JPY	Buy	03/21/2013	GSC	5,272	5,261	(11)
JPY	Buy	03/07/2013	UBS	2,780	2,504	(276)
JPY	Sell	03/07/2013	BCLY	1,775	1,762	13
JPY	Sell	03/21/2013	BCLY	1,881	1,837	44
JPY	Sell	03/21/2013	DEUT	1,261	1,222	39
KRW	Buy	03/20/2013	DEUT	637	624	(13)
KRW	Sell	03/14/2013	BCLY	1,417	1,411	6
KRW	Sell	03/20/2013	BCLY	1,314	1,276	38
KRW	Sell	03/14/2013	BNP	525	513	12
KRW	Sell	03/14/2013	DEUT	1,947	1,941	6
MXN	Buy	03/20/2013	BCLY	9,154	9,114	(40)
MXN	Sell	03/20/2013	BMO	1,243	1,248	(5)
MXN	Sell	03/20/2013	CSFB	1,302	1,298	4
TWD	Buy	03/20/2013	BCLY	5,278	5,163	(115)
TWD	Sell	03/20/2013	BCLY	5,286	5,163	123
						$(967)

4

The Hartford Alternative Strategies Fund

Schedule of Investments – (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at January 31, 2013

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Buy protection:
CDX.EM.ex-EU.18	BCLY	$9,350	(5.00)%	12/20/17	$(1,122)	$(1,113)	$9
CDX.EM.ex-EU.18	GSC	6,825	(5.00)%	12/20/17	(901)	(813)	88
Total					$(2,023)	$(1,926)	$97
Sell protection:
CDX.NA.HY.18	UBS	$10,172	5.00%	06/20/17	$(820)	$350	$1,170
Total traded indices					$(2,843)	$(1,576)	$1,267

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

Total Return Swap Contracts Outstanding at January 31, 2013

Reference Entity	Counterparty	Notional Amount *	Payments received (paid) by Fund	Expiration Date	Unrealized Appreciation/ (Depreciation)
Dow Jones Wilshire REIT Index	BOA	$3,374	1M LIBOR + 0.07%	04/30/13	$(116)
Dow Jones Wilshire REIT Index	BOA	2,680	1M LIBOR + 0.13%	05/31/13	(93)
					$(209)

* Notional shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

5

The Hartford Alternative Strategies Fund

Schedule of Investments – (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
RBC	RBC Dominion Securities
SCB	Standard Chartered Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	EURO
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
PLN	Polish New Zloty
TRY	Turkish New Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Index Abbreviations:
CAC	Cotation Assistee en Continu
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CNX	National Stock Exchange of India
DAX	Deutscher Aktien Index
IBEX	Spanish Stock Index
JSE	Johannesburg Stock Exhange
KOSPI	Korea Composite Stock Price
MIB	Milano Italia Borsa
S&P	Standard & Poors

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Distribution by Credit Quality

as of January 31, 2013

Credit Rating *	Percentage of Net Assets
Aaa / AAA	1.0%
A	1.4
Baa / BBB	2.9
Unrated	1.7
U.S. Government Agencies and Securities	17.0
Non-Debt Securities and Other Short-Term Instruments	70.1
Other Assets & Liabilities	5.9
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

6

The Hartford Alternative Strategies Fund

Schedule of Investments – (continued)
January 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary

January 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Exchange Traded Funds	8,995	8,995	–	–
Foreign Government Obligations	18,553	–	18,553	–
Put Options Purchased	37	17	20	–
U.S. Government Securities	44,926	–	44,926	–
Short-Term Investments	176,413	–	176,413	–
Total	$248,924	$9,012	$239,912	$–
Credit Default Swaps *	1,267	–	1,267	–
Foreign Currency Contracts *	850	–	850	–
Futures *	1,178	1,178	–	–
Total	$3,295	$1,178	$2,117	$–
Liabilities:
Foreign Currency Contracts *	1,817	–	1,817	–
Futures *	381	381	–	–
Total Return Swaps *	209	–	209	–
Total	$2,407	$381	$2,026	$–

♦	For the three-month period ended January 31, 2013, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

7

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD ALTERNATIVE STRATEGIES FUND

Date: March 18, 2013	By:	/s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 18, 2013	By:	/s/ James E. Davey
James E. Davey
Its: President

Date: March 18, 2013	By:	/s/ Mark A. Annoni
Mark A. Annoni
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer